SHORT TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Sale & Leaseback
1 year	$ 47,594
2 years	48,770
3 years	49,893
4 years	51,140
5 years	52,458
Thereafter	630,040
Total	879,895
Period repayment
1 year	31,874
2 years	31,874
3 years	31,874
4 years	32,374
5 years	38,743
Thereafter	173,825
Total	340,564
Balloon repayment
1 year	0
2 years	0
3 years	0
4 years	257,000
5 years	0
Thereafter	250,000
Total	507,000
Total
1 year	79,468
2 years	80,644
3 years	81,767
4 years	340,514
5 years	91,201
Thereafter	1,053,865
Total	$ 1,727,459